UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Reynolds
Title: President
Phone: 703-584-6027

June 30, 2010  	Kevin Reynolds		McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $36,987,586




List of Other Included Managers:
None


Symbol	Security			Type	Quantity	  Cusip		Value			Voting
A	AGILENT TECH INC		COM	134985		00846u101	$3,837,626.00		 sole
CAT	CATERPILLAR INC			COM	12412		149123101	$745,589.00		 sole
GE	GENERAL ELECTRIC CO COM		COM	24823		369604103	$357,945.00		 sole
HD	HOME DEPOT INC COM		COM	21017		437076102	$589,936.00		 sole
HPQ	HEWLETT-PACKARD CO DE		COM	596831		428236103	$25,830,848.00		 sole
INTC	INTEL CORP COM			COM	30728		458140100	$597,660.00		 sole
JNJ	JOHNSON & JOHNSON COM		COM	13771		478160104	$813,304.00		 sole
JPM	JP MORGAN CHASE & CO COM	COM	20443		46625H100	$748,418.00		 sole
NOK	NOKIA CORP SPONSORED ADR	COM	35463		654902204	$289,023.00		 sole
NVS	NOVARTIS AG SPONSORED ADR	COM	13690		66987V109	$661,501.00		 sole
PG	PROCTER & GAMBLE CO COM		COM	12797		742718109	$767,564.00		 sole
PM	PHILIP MORRIS INTL INC COM	COM	12293		718172109	$563,511.00		 sole
T	AT&T				COM	22545		00206R102	$545,364.00		 sole
XOM	EXXON MOBIL CORP COM		COM	11202		30231G102	$639,298.00	         sole

